Leases - Summary of Lease Cost Recognized and Supplemental Cashflow Information Related to Operating Lease (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease cost	¥ 179,515	¥ 53,752	¥ 3,615
Short-term lease cost	4,249	2,291	576
Variable cost	6,396	1,557
Cash paid for operating leases	168,943	48,281	3,412
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 448,148	¥ 295,454	¥ 22,705